Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Intangible Assets [Abstract]
Summary of Detailed Information About Intangible Assets
	Software	Copyrights	Total
	RMB’000	RMB’000	RMB’000
Cost
At January 1, 2019	376	135,061	135,437
Additions - acquired separately	15	41,840	41,855
At December 31, 2019	391	176,901	177,292
Acquisition from business combinations (Note 8)	—	26,000	26,000
Additions - acquired separately	—	73,962	73,962
At December 31, 2020	391	276,863	277,254
Accumulated amortisation
At January 1, 2019	(297)	(4,728)	(5,025)
Charge for the year	(42)	(3,720)	(3,762)
At December 31, 2019	(339)	(8,448)	(8,787)
Charge for the year	(40)	(5,326)	(5,366)
At December 31, 2020	(379)	(13,774)	(14,153)
Net carrying amount
At December 31, 2020	12	263,089	263,101
At December 31, 2019	52	168,453	168,505